CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common stock to be issued [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016		$ 6,951	$ 678,000	$ 22,529,303	$ (14,390,004)	$ 8,824,250
Balance, shares at Dec. 31, 2016		6,951,077	100,000
Sale of common stock and warrants for cash		$ 762		3,979,239		3,980,001
Sale of common stock and warrants for cash, shares		761,905
Fair value of put option				(3,038,344)		(3,038,344)
Cost of sale of common stock				(160,000)		(160,000)
Share based compensation, related to employees				444,051		444,051
Vested shares issued		$ 52		(52)
Vested shares issued, shares		51,667
Shares issued as collateral		$ 75		97,425		97,500
Shares issued as collateral, shares		75,000
Common stock issued for services		$ 300	$ (678,000)	1,197,700		520,000
Common stock issued for services, shares		300,000	(100,000)
Executive Bonus Shares		$ 20		99,980		100,000
Executive Bonus Shares, shares		20,409
Common stock issued for software asset		$ 200		279,800		280,000
Common stock issued for software asset, shares		200,000
Shares issued for services			$ 879,500			879,500
Shares issued for services, shares			150,000
Conversion of debentures		$ 1,112		3,333,888		3,335,000
Conversion of debentures, shares		1,111,670
Common stock issued to directors		$ 10		44,977		44,987
Common stock issued to directors, shares		10,368
Exercise of warrants		$ 429		1,284,975		1,285,404
Exercise of warrants, shares		428,469
October debenture BCF				1,405,540		1,405,540
Placement agent warrants				948,518		948,518
Repricing of warrants				99,820	(99,820)
Net income (loss)					(13,032,117)	(13,032,117)
Balance at Dec. 31, 2017		$ 9,911	$ 879,500	32,546,820	(27,521,941)	5,914,290
Balance, shares at Dec. 31, 2017		9,910,565	150,000
Balance at Dec. 13, 2017
Balance, shares at Dec. 13, 2017
Balance at Dec. 31, 2017		$ 9,911	$ 879,500	32,546,820	(27,521,941)	5,914,290
Balance, shares at Dec. 31, 2017		9,910,565	150,000
Stock based compensation		$ 129		286,001		286,130
Stock based compensation, shares		6,667
Common stock issued for services, shares		150,000
Shares issued for services		$ 150	$ (859,500)	859,350
Shares issued for services, shares		150,000	(150,000)
Common stock issued to directors		$ 23	$ (10,000)	39,977		30,000
Common stock issued to directors, shares		22,556
Net income (loss)					11,068	11,068
Balance at Mar. 31, 2018		$ 10,213	$ 10,000	33,732,148	(27,510,873)	6,241,488
Balance, shares at Mar. 31, 2018		10,089,788
Balance at Dec. 31, 2017		$ 9,911	$ 879,500	32,546,820	(27,521,941)	5,914,290
Balance, shares at Dec. 31, 2017		9,910,565	150,000
Loss on repricing of equity warrants
Exercise of warrants, shares		61,482
Net income (loss)						(4,010,344)
Balance at Jun. 30, 2018		$ 10,274	$ 869,500	33,918,216	(31,532,283)	3,265,706
Balance, shares at Jun. 30, 2018		10,151,270	150,000
Balance at Dec. 31, 2017		$ 9,911	$ 879,500	32,546,820	(27,521,941)	5,914,290
Balance, shares at Dec. 31, 2017		9,910,565	150,000
Proceeds from the sale of common stock units
Proceeds from the sale of common stock units, shares
Stock based compensation		$ 79		988,979		989,058
Stock based compensation, shares		79,534
Vested stock awards issued		$ 6		(6)
Vested stock awards issued, shares		6,667
Shares issued for services		$ 423	$ (859,500)	1,868,577		$ 1,009,500
Shares issued for services, shares		422,950	(150,000)			100,000
Conversion of debentures		$ 100		299,900		$ 300,000
Conversion of debentures, shares		100,002
Common stock issued to directors		$ 27	$ (20,000)	49,973		30,000
Common stock issued to directors, shares		26,330
Exercise of warrants		$ 78		99,922		100,000
Exercise of warrants, shares		78,149
Common stock repurchase with SRAX Md sale		$ (515)		(2,984,554)		(2,985,069)
Common stock repurchase with SRAX Md sale, shares		(514,667)
Net income (loss)					8,743,593	8,743,593
Balance at Dec. 31, 2018		$ 10,109		32,869,611	(18,778,348)	14,101,372
Balance, shares at Dec. 31, 2018		10,109,530
Balance at Mar. 31, 2018		$ 10,213	$ 10,000	33,732,148	(27,510,873)	6,241,488
Balance, shares at Mar. 31, 2018		10,089,788
Stock based compensation				136,130		136,130
Stock based compensation, shares
Loss on repricing of equity warrants
Shares issued for services			$ 859,500			859,500
Shares issued for services, shares			150,000
Exercise of warrants		$ 61		49,938		49,999
Exercise of warrants, shares		61,482
Net income (loss)					(4,021,410)	(4,021,410)
Balance at Jun. 30, 2018		$ 10,274	$ 869,500	33,918,216	(31,532,283)	3,265,706
Balance, shares at Jun. 30, 2018		10,151,270	150,000
Balance at Dec. 31, 2018		$ 10,109		32,869,611	(18,778,348)	14,101,372
Balance, shares at Dec. 31, 2018		10,109,530
Share based compensation, related to employees				120,885		120,885
Net income (loss)					(5,785,404)	(5,785,404)
Balance at Mar. 31, 2019		$ 10,109		32,990,496	(24,563,752)	8,436,853
Balance, shares at Mar. 31, 2019		10,109,530
Balance at Dec. 31, 2018		$ 10,109		32,869,611	(18,778,348)	14,101,372
Balance, shares at Dec. 31, 2018		10,109,530
Sale of common stock and warrants for cash, shares		1,687,825
Loss on repricing of equity warrants						341,682
Share of common stock in private placement, shares		200,000
Exercise of warrants, shares		328,667
Net income (loss)						(13,884,055)
Balance at Jun. 30, 2019		$ 12,546		42,030,110	(32,662,403)	9,380,253
Balance, shares at Jun. 30, 2019		12,546,022
Balance at Mar. 31, 2019		$ 10,109		32,990,496	(24,563,752)	8,436,853
Balance, shares at Mar. 31, 2019		10,109,530
Sale of common stock and warrants for cash		$ 1,688		6,227,021		6,228,709
Sale of common stock and warrants for cash, shares		1,687,825
Share based compensation, related to employees				325,511		325,511
Shares issued as collateral		$ 220		(220)
Shares issued as collateral, shares		220,000
Loss on repricing of equity warrants				341,682		341,682
Share of common stock in private placement		$ 200		999,800		1,000,000
Share of common stock in private placement, shares		200,000
Exercise of warrants		$ 329		1,145,820		1,146,149
Exercise of warrants, shares		328,667
Net income (loss)					(8,098,651)	(8,098,651)
Balance at Jun. 30, 2019		$ 12,546		$ 42,030,110	$ (32,662,403)	$ 9,380,253
Balance, shares at Jun. 30, 2019		12,546,022